Quarterly Holdings Report
for

Fidelity Advisor Freedom® 2055 Fund

June 30, 2021

AFF55-QTLY-0821
1.927047.110

Schedule of Investments June 30, 2021 (Unaudited)

Showing Percentage of Net Assets

U.S. Treasury Obligations - 0.0%
	Principal Amount	Value
U.S. Treasury Bills, yield at date of purchase 0.01% to 0.04% 8/5/21 to 9/23/21
(Cost $439,979)	440,000	439,961
	Shares	Value

Domestic Equity Funds - 51.9%
Fidelity Advisor Series Equity Growth Fund (a)	3,434,164	$63,016,909
Fidelity Advisor Series Growth Opportunities Fund (a)	2,329,990	43,361,119
Fidelity Advisor Series Small Cap Fund (a)	1,784,928	28,683,792
Fidelity Series All-Sector Equity Fund (a)	2,138,927	27,228,535
Fidelity Series Commodity Strategy Fund (a)	5,048,883	28,122,276
Fidelity Series Large Cap Stock Fund (a)	5,077,680	100,538,057
Fidelity Series Large Cap Value Index Fund (a)	701,088	10,831,808
Fidelity Series Opportunistic Insights Fund (a)	2,588,458	58,654,467
Fidelity Series Small Cap Opportunities Fund (a)	1,945,896	35,454,230
Fidelity Series Stock Selector Large Cap Value Fund (a)	4,224,608	63,876,078
Fidelity Series Value Discovery Fund (a)	3,876,780	65,207,446
TOTAL DOMESTIC EQUITY FUNDS
(Cost $383,530,687)		524,974,717

International Equity Funds - 40.6%
Fidelity Series Canada Fund (a)	1,885,951	26,441,029
Fidelity Series Emerging Markets Fund (a)	1,241,049	15,140,798
Fidelity Series Emerging Markets Opportunities Fund (a)	5,065,221	136,051,849
Fidelity Series International Growth Fund (a)	3,597,940	70,375,712
Fidelity Series International Small Cap Fund (a)	977,048	21,758,867
Fidelity Series International Value Fund (a)	6,276,107	70,104,118
Fidelity Series Overseas Fund (a)	5,153,712	70,245,100
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $298,135,865)		410,117,473

Bond Funds - 6.9%
Fidelity Series Emerging Markets Debt Fund (a)	592,426	5,521,408
Fidelity Series Emerging Markets Debt Local Currency Fund (a)	172,715	1,791,050
Fidelity Series Floating Rate High Income Fund (a)	110,347	1,020,714
Fidelity Series High Income Fund (a)	660,030	6,329,692
Fidelity Series Inflation-Protected Bond Index Fund (a)	1,839,441	20,197,064
Fidelity Series International Credit Fund (a)	27,908	282,152
Fidelity Series Investment Grade Bond Fund (a)	35,056	410,859
Fidelity Series Long-Term Treasury Bond Index Fund (a)	3,655,625	30,597,583
Fidelity Series Real Estate Income Fund (a)	325,580	3,783,235
TOTAL BOND FUNDS
(Cost $69,397,033)		69,933,757

Short-Term Funds - 0.6%
Fidelity Cash Central Fund 0.06% (b)	101,890	101,911
Fidelity Series Government Money Market Fund 0.08% (a)(c)	4,517,972	4,517,972
Fidelity Series Short-Term Credit Fund (a)	96,203	977,419
TOTAL SHORT-TERM FUNDS
(Cost $5,572,394)		5,597,302
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $757,075,958)		1,011,063,210
NET OTHER ASSETS (LIABILITIES) - 0.0%		(84,267)
NET ASSETS - 100%		$1,010,978,943

Legend

 (a) Affiliated Fund

 (b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (c) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$35
Total	$35

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Fund	Value, beginning of period	Purchases	Sales Proceeds	Realized Gain/Loss	Change in Unrealized appreciation (depreciation)	Value, end of period	% ownership, end of period
Fidelity Cash Central Fund 0.06%	$373,576	$596,097	$867,762	$--	$--	$101,911	0.0%
Total	$373,576	$596,097	$867,762	$--	$--	$101,911

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an underlying Fund changes its name, the name presented below is the name in effect at period end.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Advisor Series Equity Growth Fund	$59,337,947	$3,163,504	$5,560,920	$--	$220,994	$5,855,384	$63,016,909
Fidelity Advisor Series Growth Opportunities Fund	41,263,651	2,995,878	5,239,371	--	270,582	4,070,379	43,361,119
Fidelity Advisor Series Small Cap Fund	26,847,743	1,198,043	796,184	--	25,864	1,408,326	28,683,792
Fidelity Series All-Sector Equity Fund	25,371,555	1,056,897	1,367,370	--	70,928	2,096,525	27,228,535
Fidelity Series Canada Fund	22,796,894	2,192,868	817,941	--	44,428	2,224,780	26,441,029
Fidelity Series Commodity Strategy Fund	26,031,766	705,813	2,139,995	--	127,975	3,396,717	28,122,276
Fidelity Series Emerging Markets Debt Fund	5,087,406	426,854	130,384	59,140	(381)	137,913	5,521,408
Fidelity Series Emerging Markets Debt Local Currency Fund	1,655,249	108,599	31,686	--	(352)	59,240	1,791,050
Fidelity Series Emerging Markets Fund	14,921,246	866,682	1,314,697	--	26,525	641,042	15,140,798
Fidelity Series Emerging Markets Opportunities Fund	134,679,611	7,338,761	12,332,063	--	231,310	6,134,230	136,051,849
Fidelity Series Floating Rate High Income Fund	979,966	53,644	19,364	10,014	209	6,259	1,020,714
Fidelity Series Government Money Market Fund 0.08%	6,217,291	450,441	2,149,760	896	--	--	4,517,972
Fidelity Series High Income Fund	5,845,628	504,583	156,628	74,233	1,242	134,867	6,329,692
Fidelity Series Inflation-Protected Bond Index Fund	18,697,228	1,423,807	352,067	--	1,381	426,715	20,197,064
Fidelity Series International Credit Fund	276,910	1,609	--	1,609	--	2,137	282,152
Fidelity Series International Growth Fund	63,880,580	2,963,360	2,218,556	--	125,241	5,625,087	70,375,712
Fidelity Series International Small Cap Fund	20,058,027	889,664	697,699	--	5,117	1,503,758	21,758,867
Fidelity Series International Value Fund	63,863,976	6,780,610	2,430,460	--	109,349	1,780,643	70,104,118
Fidelity Series Investment Grade Bond Fund	419,443	239,050	252,901	1,782	(4,935)	10,202	410,859
Fidelity Series Large Cap Stock Fund	92,672,429	4,096,458	3,054,000	--	351,170	6,472,000	100,538,057
Fidelity Series Large Cap Value Index Fund	10,002,007	646,609	341,278	--	7,027	517,443	10,831,808
Fidelity Series Long-Term Treasury Bond Index Fund	25,654,695	4,500,367	1,240,608	167,984	(245,872)	1,929,001	30,597,583
Fidelity Series Opportunistic Insights Fund	55,016,037	2,307,581	4,946,167	--	238,369	6,038,647	58,654,467
Fidelity Series Overseas Fund	63,986,193	3,534,512	2,435,017	--	94,946	5,064,466	70,245,100
Fidelity Series Real Estate Income Fund	3,583,583	108,299	94,474	5,199	1,234	184,593	3,783,235
Fidelity Series Short-Term Credit Fund	1,309,621	35,976	367,539	4,357	6,653	(7,292)	977,419
Fidelity Series Small Cap Opportunities Fund	33,137,849	2,311,522	939,522	--	30,092	914,289	35,454,230
Fidelity Series Stock Selector Large Cap Value Fund	58,691,736	3,678,935	2,028,492	--	95,566	3,438,333	63,876,078
Fidelity Series Value Discovery Fund	60,081,315	3,837,861	2,148,863	--	154,381	3,282,752	65,207,446
Total	$942,367,582	$58,418,787	$55,604,006	$325,214	$1,989,043	$63,348,436	$1,010,521,338

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Valuation techniques used to value the Fund's investments by major category are as follows:

Investments in any open-end mutual funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.